SUPPLEMENT DATED JUNE 3, 2026 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Corporate Bond Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
Effective June 3, 2026:
1. The following information replaces in its entirety the table appearing under the heading “Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill, CFA	Portfolio Manager	2013

Chuck Burge	Portfolio Manager	2010

Michael Hyman	Portfolio Manager	2013

Todd Schomberg, CFA	Portfolio Manager	2019

2. The following information replaces in its entirety the information appearing under the heading “Fund Management – Portfolio Managers” in the Statutory Prospectuses:
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪
Matthew Brill, CFA, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013.
▪
Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.
▪
Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013.
▪
Todd Schomberg, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2016.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
3. Niklas Nordenfelt will no longer serve as a Portfolio Manager of the Fund. All references to Mr. Nordenfelt in the Summary and Statutory Prospectuses and SAI are hereby removed.
VK-CBD-SUMSTATSAI-SUP 060326